Income taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income taxes
18. Income taxes:

(a)    The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2018 (year ended December 31, 2017 – 26%; year ended December 31, 2016 – 26%) as follows:

	Years ended December 31,
	2018	2017	2016
		(Adjusted, Note 6)	(Adjusted, Note 6)
Loss before income taxes	$(38,658)	$(67,284)	$(96,722)
Expected income tax recovery	(10,438)	(17,494)	(25,148)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	433	786	2,176
Other permanent differences	3,762	3,624	5,875
Withholding taxes	657	444	1,109
Change in enacted tax rates	135	22,960	—
Foreign tax rate differences, foreign exchange and other adjustments	1,585	138	(4,560)
Non-taxable income from equity investment	(6,834)	(3,245)	925
Change in valuation allowance	12,812	(11,637)	32,583
Change in uncertain tax position	—	—	301
Bargain purchase gain	—	—	(9,311)
Income tax expense (recovery)	$2,112	$(4,424)	$3,950
(b)    The significant components of the deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017
Deferred income tax assets:
Net loss carry forwards	$197,585	$189,627
Intangible assets	5,655	6,502
Property, plant and equipment	12,799	13,046
Warranty liability	3,251	3,290
Foreign tax credits	620	5,241
Inventory	4,223	4,668
Research and development	5,961	5,795
Other	11,135	13,190
Total gross deferred income tax assets	241,229	241,359
Valuation allowance	(239,565)	(239,511)
Total deferred income tax assets	1,664	1,848
Deferred income tax liabilities:
Intangible assets	(2,456)	(4,062)
Property, plant and equipment	(106)	(231)
Other	(1,667)	(323)
Total deferred income tax liabilities	(4,229)	(4,616)
Total net deferred income tax liabilities	$(2,565)	$(2,768)
Allocated as follows:
Deferred income tax assets	$1,664	$1,848
Deferred income tax liabilities	(4,229)	(4,616)
Total net deferred income tax liabilities	$(2,565)	$(2,768)

The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of sufficient taxable income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that the deferred income tax assets will be fully realized, a valuation allowance has been provided.

The deferred income tax assets have been reduced by the uncertain tax position presented in note 18(f).
The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Year ended December 31, 2018
Canada	$(61,933)	214	—	$214
United States	17,161	803	—	803
Italy	7,445	1,741	(1,188)	553
Other	(1,331)	1,192	(650)	542
	$(38,658)	$3,950	$(1,838)	$2,112
Year ended December 31, 2017
Canada	$(61,458)	$(3,737)	$(17)	$(3,754)
United States	3,023	17	—	17
Italy	679	493	(1,470)	(977)
Other	(9,528)	447	(157)	290
	$(67,284)	$(2,780)	$(1,644)	$(4,424)
Year ended December 31, 2016
Canada	$(104,060)	$56	$120	$176
United States	14,926	7	—	7
Italy	(5,601)	192	1,440	1,632
Other	(1,987)	1,355	780	2,135
	$(96,722)	$1,610	$2,340	$3,950
d)    The Company has loss carry-forwards in the various tax jurisdictions available to offset future taxable income as follows:

Expiring in:	2019	2020	2021	2022 and later	Total
Canada	$—	$—	$—	$518,969	$518,969
Italy	—	—	—	2,976	2,976
United States	—	—	—	103,673	103,673
Sweden	—	—	—	19,155	19,155
Other	4,668	4,039	4,131	14,009	26,847
Total	$4,668	$4,039	$4,131	$658,782	$671,620

Certain tax attributes are subject to an annual limitation as a result of the acquisition of Fuel Systems which constitutes a change of ownership as defined under Internal Revenue Code Section 382.

(e)    The Company has not recognized a deferred income tax liability for certain undistributed earnings of foreign subsidiaries which are essentially investments in those foreign subsidiaries and are permanent in duration.

(f)    The Company records uncertain tax positions in accordance with ASC No. 740, Income Taxes. As at December 31, 2018, the total amount of the Company’s uncertain tax benefits was $4,704 (year ended December 31, 2017 - $4,345). If recognized in future periods, the uncertain tax benefits would affect our effective tax rate. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2015 to 2018 taxation years remain open to examination by the Internal Revenue Service and the 2013 to 2018 taxation years remain open to examination by the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.